SEGMENTED INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments
Customer 1	$ 21,810	$ 23,314	$ 24,845
Customer 2	4,861	321	1,062
Customer 3	3,350	8,071
Customer 4	1,246
Customer 5	469
Customer 6	10	519
Customer 7		1,547	7,452
Customer 8		344
Total revenue from mining operations	$ 31,746	$ 34,116	$ 33,359